Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Revenues from related parties are summarized as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

CMO- NingBo	$123,888	93,664	32,045
INX	55,629	56,221	26,695
CMO- NanHai	41,241	63,375	10,564
CME- NingBo	18,889	21,673	6,416
TPO Shanghai	1,077	4,148	5,632
Chi Hsin- NingBo	16,806	12,637	2,534
Others (individually below 5%)	703	256	2,669
	$258,233	251,974	86,555

Schedule Of Due From Related Party [Table Text Block]
A breakdown by product type for sales to INX and its affiliates is summarized as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

Display driver for large-size applications	$210,137	190,963	54,813
Display driver for consumer electronics applications	29,316	40,582	24,965
Display driver for mobile handsets	14,454	14,748	1,863
Others	4,249	5,681	4,914
	$258,156	251,974	86,555

Schedule Of Related Party Accounts Receivable [Table Text Block]
The related accounts receivable resulting from the above sales as of December 31, 2012 was as follows:

Amount
(in thousands)

CMO- NingBo	$31,421
INX	17,319
CMO- NanHai	13,390
CME- NingBo	5,947
TPO Shanghai	2,115
Chi Hsin- NingBo	3,210
Others (individually below 5%)	30
73,432
Allowance for sales returns and discounts	(174)
$73,258